VAN KAMPEN ENTERPRISE FUND

Supplement dated November 21, 2008
to the
Class A Shares, Class B Shares and Class C Shares Prospectus
dated April 30, 2008,
As previously supplemented on September 26, 2008
and November 20, 2008
and to the
Class I Shares Prospectus
dated April 30, 2008,
As previously supplemented on September 26, 2008

The Prospectuses are hereby supplemented as follows:

(1) The first three paragraphs of the section entitled “Investment Advisory Services — Portfolio management” are hereby deleted in their entirety and replaced with the following:

Portfolio management.  The Fund is managed by members of the Adviser’s Growth team. The Growth team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Dennis P. Lynch, David S. Cohen and Sam G. Chainani, each a Managing Director of the Adviser, and Alexander T. Norton, Jason C. Yeung and Armistead P. Nash, each an Executive Director of the Adviser.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998 and began managing the Fund in November 2008. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993 and began managing the Fund in November 2008. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996 and began managing the Fund in November 2008. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000 and began managing the Fund in November 2008. Mr. Yeung has been associated with the Adviser in an investment management capacity since

2002 and began managing the Fund in November 2008. Mr. Nash has been associated with the Adviser in an investment management capacity since 2002 and began managing the Fund in November 2008.

Mr. Lynch is the lead portfolio manager of the Fund and Messrs. Cohen, Chainani, Norton, Yeung and Nash are co-portfolio managers. Mr. Lynch is responsible for the execution of the overall strategy of the Fund.

(2) The section entitled “Purchases of Shares” is hereby supplemented with the following:

Effective as of the close of business on November 21, 2008, the Fund’s Board of Trustees has suspended the continuous offering of its shares to new investors. The Fund may reopen sales of its shares to new investors at a later time. Any such offerings of the Fund’s shares may be limited in amount and may commence and terminate without any prior notice.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
ENTSPT1 11/08

VAN KAMPEN ENTERPRISE FUND

Supplement dated November 21, 2008
to the
Statement of Additional Information
dated April 30, 2008,
As previously supplemented on June 10, 2008

The Statement of Additional Information is hereby supplemented as follows:

(1) The section entitled “Fund Management — Other Accounts Managed by the Portfolio Managers,” is hereby deleted in its entirety and replaced with the following:

As of September 30, 2008, Dennis P. Lynch managed 38 registered investment companies with a total of approximately $18.1 billion in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $563.5 million in assets; and 5,532 other accounts (which include separate accounts managed under certain “wrap fee programs”) with a total of approximately $1.3 billion in assets.

As of September 30, 2008, David S. Cohen managed 38 registered investment companies with a total of approximately $18.1 billion in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $563.5 million in assets; and 5,532 other accounts (which include separate accounts managed under certain “wrap fee programs”) with a total of approximately $1.3 billion in assets.

As of September 30, 2008, Sam G. Chainani managed 38 registered investment companies with a total of approximately $18.1 billion in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $563.5 million in assets; and 5,532 other accounts (which include separate accounts managed under certain “wrap fee programs”) with a total of approximately $1.3 billion in assets.

As of September 30, 2008, Alexander T. Norton managed 38 registered investment companies with a total of approximately $18.1 billion in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $563.5 million in assets; and 5,532 other accounts (which include separate accounts managed under certain “wrap fee programs”) with a total of approximately $1.3 billion in assets.

As of September 30, 2008, Jason C. Yeung managed 38 registered investment companies with a total of approximately $18.1 billion in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $563.5 million in assets; and 5,532 other accounts (which include separate accounts managed under certain “wrap fee programs”) with a total of approximately $1.3 billion in assets.

As of September 30, 2008, Armistead P. Nash managed 38 registered investment companies with a total of approximately $18.1 billion in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $563.5 million in assets; and 5,532 other accounts (which include separate accounts managed under certain “wrap fee programs”) with a total of approximately $1.3 billion in assets.

(2) The section entitled “Fund Management — Securities Ownership of Portfolio Managers,” is hereby deleted in its entirety and replaced with the following:

As of September 30, 2008, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Dennis P. Lynch -	None
David S. Cohen -	None
Sam G. Chainani -	None
Alexander T. Norton -	None
Jason C. Yeung -	None
Armistead P. Nash -	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
ENTSPTSAI1 11/08